Construction in Progress	12 Months Ended
Dec. 31, 2020
Construction in progress [abstract]
Construction in progress
19	Construction in progress

	2019 RMB’000	2020 RMB’000
As at 1 January	1,559,401	1,815,549
Additions	1,380,254	1,444,888
Transferred to property plant and equipment (Note 17)	(1,123,620)	(1,550,313)
Impairment loss	(486)	—

As at 31 December	1,815,549	1,710,124

As at 31 December 2020, the impairment loss in construction in progress were RMB 24,486 thousands (31 December 2019: RMB 34,661 thousands).

For the year ended 31 December 2020, the impairment write-off of the Group amounted to RMB 10,175 thousands due to the disposal of construction in progress (2019 and 2018: Nil).

For the year ended 31 December 2020, the Group capitalized borrowing costs amounting to RMB 8,292 thousands (2019: RMB 5,594 thousands, 2018: RMB 5,179 thousands) on qualifying assets. Borrowing costs were capitalized at the weighted average rate of its general borrowings of 2.79% (2019: 3.35%, 2018: 3.63%).